INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment
As of the beginning of period	$ 49,908,325
As of the end of period	66,113,264
Office equipment
Property, plant and equipment
As of the beginning of period	269,538
As of the end of period	255,537
Vehicles
Property, plant and equipment
As of the beginning of period	2,665,074
As of the end of period	2,211,483
Equipment and computer software
Property, plant and equipment
As of the beginning of period	231,676
As of the end of period	192,946
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,546,919
As of the end of period	3,046,685
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,811,960
As of the end of period	12,288,406
Land and buildings
Property, plant and equipment
As of the beginning of period	34,240,384
As of the end of period	38,331,791
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(21,613,129)	$ (16,019,806)
Disposals	109,442	271,136
Foreign currency translation	(13,431)	(3,076,984)
Revaluation		(1,130,661)
As of the end of period	(25,718,174)	(20,377,816)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(638,466)	(473,905)
Foreign currency translation	(693)	(93,690)
As of the end of period	(687,700)	(605,751)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(2,596,905)	(1,676,583)
Disposals	59,744	209,482
Foreign currency translation	(1,990)	(186,332)
As of the end of period	(3,256,705)	(2,341,872)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(693,673)	(525,021)
Disposals	44,309	56,829
Foreign currency translation	(2,313)	(91,175)
As of the end of period	(759,319)	(651,520)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,059,470)	(2,670,512)
Foreign currency translation	(711)	(541,743)
As of the end of period	(4,613,789)	(3,737,797)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(7,205,870)	(4,862,083)
Disposals	5,389	4,825
Foreign currency translation	(7,407)	(978,920)
As of the end of period	(9,299,251)	(6,663,819)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,418,745)	(5,811,702)
Foreign currency translation	(317)	(1,185,124)
Revaluation		(1,130,661)
As of the end of period	$ (7,101,410)	$ (6,377,057)